Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2023, 2024 and 2025.

	Millions of yen
	2023	2024	2025
Goods or services category
Sales of goods	¥299,901	¥266,390	¥269,050
Real estate sales	92,668	107,524	104,105
Asset management and servicing	239,232	244,508	275,929
Automobile related services	82,428	88,325	87,173
Facilities operation	56,231	76,087	83,559
Environment and energy services	209,649	158,075	175,651
Real estate management and brokerage	98,593	99,843	102,369
Real estate contract work	120,379	152,022	162,921
Other	104,284	107,191	91,506

Total revenues from contracts with customers	1,303,365	1,299,965	1,352,263
Other revenues *	19,355	38,959	40,175

Total sales of goods and real estate and services income	¥1,322,720	¥1,338,924	¥1,392,438

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2023, 2024 and 2025.

	Millions of yen
	2023	2024	2025
Goods or services category
Costs of goods sold	¥254,407	¥179,799	¥184,674
Costs of real estate sold	78,602	88,828	87,159
Asset management and servicing	52,918	58,376	69,377
Automobile related services	52,260	56,880	56,832
Facilities operation	57,143	65,979	69,926
Environment and energy services	166,821	109,923	136,426
Real estate management and brokerage	87,459	88,973	93,296
Real estate contract work	105,492	132,656	139,430
Other	49,034	47,314	38,858

Total expenses of costs of goods and real estate sold and services expenses	¥904,136	¥828,728	¥875,978

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2024 and 2025.

	Millions of yen
	March 31, 2024	March 31, 2025
Trade Notes, Accounts and Other Receivable	¥207,970	¥208,642
Contract assets (Included in Other Assets)	17,051	14,154
Contract liabilities (Included in Other Liabilities)	32,828	40,441